SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	$ 2,647,378	$ 107,257	$ 107,257	$ 89,963
Additions	1,601,999		2,496,927	18,172
Foreign exchange effect	(76,405)		47,439	(878)
Write-off of equipment			(4,245)
Cost, Ending Balance	4,172,972		2,647,378	107,257
Accumulated Depreciation, Beginning Balance	72,674	27,821	27,821	6,813
Depreciation expense	123,961	8,645	44,148	20,871
Foreign exchange effect	(1,282)		2,762	137
Write-off of equipment			(2,057)
Accumulated Depreciation, Ending Balance	195,353		72,674	27,821
Net book value	3,977,619		2,574,704	79,436
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	109,629	32,318	32,318	22,632
Additions	7,008		77,955	9,852
Foreign exchange effect			3,601	(166)
Write-off of equipment			(4,245)
Cost, Ending Balance	116,637		109,629	32,318
Accumulated Depreciation, Beginning Balance	27,821	14,677	14,677	3,184
Depreciation expense	18,236		13,907	11,412
Foreign exchange effect			1,294	81
Write-off of equipment			(2,057)
Accumulated Depreciation, Ending Balance	46,057		27,821	14,677
Net book value	70,580		81,808	17,641
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	53,542	38,916	38,916	33,584
Additions	2,171		11,510	5,672
Foreign exchange effect	(288)		3,116	(340)
Write-off of equipment
Cost, Ending Balance	55,425		53,542	38,916
Accumulated Depreciation, Beginning Balance	16,514	8,326	8,326	1,679
Depreciation expense	3,833		7,443	6,598
Foreign exchange effect	(48)		745	49
Write-off of equipment
Accumulated Depreciation, Ending Balance	20,299		16,514	8,326
Net book value	35,126		37,028	30,590
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	139,481	7,610	7,610	5,850
Additions	107,014		129,257	1,810
Foreign exchange effect	(5,306)		2,614	(50)
Write-off of equipment
Cost, Ending Balance	241,189		139,481	7,610
Accumulated Depreciation, Beginning Balance	14,147	4,818	4,818	1,950
Depreciation expense	15,217		8,827	2,861
Foreign exchange effect	(404)		502	7
Write-off of equipment
Accumulated Depreciation, Ending Balance	28,960		14,147	4,818
Net book value	212,229		125,334	2,792
Furnace and Plant Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	2,344,726	28,413	28,413	27,897
Additions	1,456,591		2,278,205	838
Foreign exchange effect	(70,509)		38,108	(322)
Write-off of equipment
Cost, Ending Balance	3,730,808		2,344,726	28,413
Accumulated Depreciation, Beginning Balance	14,192
Depreciation expense	83,755		13,971
Foreign exchange effect	(801)		221
Write-off of equipment
Accumulated Depreciation, Ending Balance	97,146		14,192
Net book value	3,633,662		2,330,534	28,413
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance
Additions	29,215
Foreign exchange effect	(302)
Write-off of equipment
Cost, Ending Balance	28,913
Accumulated Depreciation, Beginning Balance
Depreciation expense	2,920
Foreign exchange effect	(29)
Write-off of equipment
Accumulated Depreciation, Ending Balance	2,891
Net book value	$ 26,022